LEASES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating lease cost	$ 0	$ 60,444	$ 60,444	$ 362,664	$ 362,664
Short-term lease cost	104,724	(1,581)	431,474	72,319
Sublease income	0	(1,500)	(1,500)	(129,300)
Lease cost	$ 104,724	$ 57,363	$ 490,418	$ 305,683	$ 362,664